SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Principles of Consolidation) (Details) - Domo Industry, Inc. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total assets		$ 2,179,580	$ 3,792,029
Total liabilities		(1,910,994)	(3,330,029)
Net assets		268,586	462,000
Revenue		7,691,012	8,186,525
Net income (loss)		(183,074)	474,461
Net cash provided by (used in) operating activities		1,013,823	(2,511,222)
Net cash (used in) provided by financing activities	[1]	(997,707)	2,410,087
Net increase (decrease) in cash and cash equivalents		$ 16,116	(101,135)
VIE ownership percentage		49.00%
Current assets [Member]
Variable Interest Entity [Line Items]
Total assets		$ 2,179,580	$ 3,792,029
Non-current assets [Member]
Variable Interest Entity [Line Items]
Total assets
Third-party liabilities [Member]
Variable Interest Entity [Line Items]
Total liabilities		$ (498,614)	$ (919,942)
Intercompany payables [Member]
Variable Interest Entity [Line Items]
Total liabilities	[2]	$ (1,412,380)	$ (2,410,087)

[1]	Intercompany financing activities are eliminated upon consolidation.
[2]	Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.